Cash and cash equivalents (Tables)	6 Months Ended
Dec. 31, 2018
Cash and cash equivalents
Schedule of cash and cash equivalents
	31 December 2018 £’000	30 June 2018 £’000	31 December 2017 £’000
Cash at bank and in hand	190,395	242,022	155,312